Related Parties (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 02, 2023 USD ($)	Jan. 01, 2023	Nov. 30, 2022 $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 £ / shares	Dec. 31, 2023 £ / shares	Nov. 30, 2022 $ / shares shares
Related Parties [Line Items]
Advisory fee	$ 90
Percentage of aggregate transaction	4.50%
Aggregate transaction value	$ 60,000
Transaction fee	$ 1,400
Percentage of gross proceeds received.	5.50%
Purchase warrants (in Shares) | shares					661,452
Option pricing model					$ 139
Exercise price of warrant (in Dollars per share) | $ / shares					$ 0.2381
Service revenue				$ 863	$ 976
Cost of sales				836	976
Prepaid expenses and other receivables				$ 605	$ 455
Warrants expire term				10 years
Ordinary shares issued (in Shares) | shares				47,635,875	47,635,875
Price per share | £ / shares						£ 0.001	£ 0.001
Vested options			397,886
Grant remaining options			530,514
Top of range [member]
Related Parties [Line Items]
Directors receives				$ 4
Vested term			3 years
Bottom of range [member]
Related Parties [Line Items]
Directors receives				$ 1
Vested term			2 years
Weild Capital, LLC. [Member]
Related Parties [Line Items]
Advisory fee					$ 293
Percentage of aggregate transaction	3.50%
Aggregate transaction value	$ 60,000
Percentage of gross proceeds received.	3.00%
Directors [Member]
Related Parties [Line Items]
Purchase of option receive shares (in Shares) | shares				3,500
Nabatech [Member]
Related Parties [Line Items]
Percentage of ownership		33.00%
Ordinary shares [member]
Related Parties [Line Items]
Ordinary shares issued (in Shares) | shares			928,399,000					928,399,000
Price per share | (per share)			$ (0.12)					$ 0.165